Notes Payable and Long-Term Debt (Tables)	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Schedule of Notes Payable and Long-Term Debt

As of December 31, 2014, notes payable and long-term debt consists of:

On October 26, 2011, the Company entered into a note payable in the amount of $362,257, relating to a Unit redemption agreement bearing interest at 6% per annum and is payable in equal monthly installments of $7,003, inclusive of interest	$161,586
On December 26, 2014, the Company entered into a secured promissory note in the original amount of $950,000 which is due and payable in 24 monthly installments, without interest. The balance is due on January 1, 2017. The note is secured by a pledge agreement of the holder’s former membership units that were acquired with the proceeds. If the Company pays a total of $800,000 by December 31, 2016, the remaining balance of the note will be forgiven	950,000
Bridge note payable, bearing interest at 9% per annum that matures October 15, 2015	100,000
1,211,586
Less current portion	416,645
Long-term debt	$794,941

KSix, LLC and Affiliate [Member]
Schedule of Notes Payable and Long-Term Debt

As of December 31, 2014 and 2013, long-term debt consists of:

	December 31, 2014	December 31, 2013
On October 26, 2011, the Company entered into a Unit Redemption Agreement with an individual (“seller”) to repurchase 2,000,000 Units of ownership representing an approximate 40% interest in the Company for $372,257. The agreement required a down payment of $10,000 and the balance of $362,257 in the form of a promissory note bearing interest at 6% per annum and is payable in equal monthly installments of $7,003, inclusive of interest.	$161,586	$233,571
Bridge note payable, bearing interest at 9% per annum, that matures of October 15, 2015	100,000	-
	261,586	233,571
Less current portion	176,645	72,024
	$84,941	$161,547